                         Supplement dated June 17, 2002

                                       to

                         WEALTH BUILDER VARIABLE ANNUITY

                          Prospectus dated May 1, 2002


This Supplement is intended to be distributed with the WEALTH BUILDER VARIABLE ANNUITY prospectus dated May 1, 2002 for certain variable annuity contracts issued by John Hancock Life Insurance Company and sold in:

                                    NEW YORK.

Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to contracts delivered or issued for delivery in New
York:

Unavailable riders

       The following optional additional benefit riders are not available with the Wealth Builder Variable Annuity:

..    the earnings enhancement death benefit rider described on page 28,

..    the accumulated value enhancement rider described on page 29, and

..    the guaranteed retirement income benefit rider described on page 30 of the prospectus.

All references to these riders in the Wealth Builder Variable Annuity prospectus should be disregarded.

Waiver of withdrawal charge rider

       The age in which the waiver of withdrawal charge rider may be obtained differs in New York from that described on page 25 of the prospectus. Under the rider available in New York, you may not purchase the rider if either of the covered persons is (1) older than 79 years at application or (2) was confined to a nursing home within the past two years. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.

Modified enhanced death benefit rider

       The charge and the benefit for the modified enhanced death benefit rider differs in New York from that described on pages 24 and 27 of the prospectus. Under the rider available in New York, we will pay an enhanced death benefit (in lieu of the standard death benefit) that is the greater of (i) the highest total value of your contract as of any anniversary of your contract during the rider's measuring period, plus any premium payments you have made since that anniversary, minus any withdrawals you have taken since that anniversary or (ii) the total value of your contract as of the date we receive proof of death. The monthly charge for this rider is 1/12th of an annual percentage equal to 0.15% of your contract's total value. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request. This rider (and related charges) will terminate on the contract's date of maturity, upon your surrendering the contract, or upon your written request that we terminate it.

Right to return

     If you return your contract for any reason within 10 days after you receive it, we will pay you the value of your contract, increased by any charges deducted from your premium payments before allocation to the variable investment options, and with no adjustments for the market value adjustment. If your contract has no value, we will pay you at least the amount we reserved for future liability under the contract.

Revised Guarantee Periods and Market Value Adjustments

       Notification and adjustment of guarantee periods

     We will notify you of the end of a guarantee period at least 45 days prior to its expiration. If you select a guarantee period that extends beyond your contract's date of maturity, your maturity date will automatically be changed to the annuitant's 90th birthday.

       Revised Market Value Adjustment

     The market value adjustment described on page 33 in the prospectus will NOT apply to death benefits. We will also calculate the MVA under a different formula than the formula shown in Appendix A.

     Here is how the revised Market Value Adjustment works:

               We compare

               . the guaranteed rate of the guarantee period from which the assets are being taken with

               . the guaranteed rate we are currently offering for guarantee periods of the same duration as remains on the guarantee period from which the assets are being taken.

               If the first rate exceeds the second by more than 1/4%, the market value adjustment produces an increase in your contract's value.

               If the first rate does not exceed the second by at least 1/4%, the market value adjustment produces a decrease in your contract's value.

       Revisions to Appendix A in the prospectus

     The formula shown in the section entitled "Computation of the market value adjustment" is replaced by the following formula:

                           [                             ]
                           [(      1 + g      )   n      ]
                           [(-----------------)  ---   -1]
                           [(1 + c + 0.0025)     12      ]
                           [                             ]

  In Sample Calculation 1: Positive Adjustment, shown on page 50 in the prospectus, the calculation shown to compute the market value adjustment is replaced with the following calculation:

                           [                             ]
                           [(      1 + 0.08   )  60      ]
                  11,664 x [(-----------------)  --    -1] = 413.58
                           [(1 + 0.07 + 0.0025)  12      ]
                           [                             ]


  The amount withdrawn or transferred (adjusted for market value adjustment) is:
                            $11,664 + $413.58 = $12,077.58
                                                ----------

  In Sample Calculation 2: Negative Adjustment, shown on page 51 in the prospectus, the calculation shown to compute the market value adjustment is replaced with the following calculation:

                           [                             ]
                           [(      1 + 0.08   )  60      ]
                  11,664 x [(-----------------)  --    -1] = 652.18
                           [(1 + 0.09 + 0.0025)  12      ]
                           [                             ]

      The amount withdrawn or transferred (adjusted for market value adjustment)
                          is $11,664 - $652.18 = $11,011.82
                                                 ----------
    In Sample Calculation 3: Positive Adjustment Limited by Amount of Excess Interest, as shown beginning on page 51 in the prospectus, the calculation shown to compute the market value adjustment is replaced with the following calculation:

                           [                             ]
                           [(      1 + 0.08   )  60      ]
                  11,664 x [(-----------------)  --    -1] = 1,605.54
                           [(1 + 0.05 + 0.0025)  12      ]
                           [                             ]

      Since the market value adjustment exceeds the amount of excess interest of
                $1,055, the actual market value adjustment is $1,055.
                                                              -------

  In Sample Calculation 4: Negative Adjustment Limited by Amount of Excess Interest, shown on page 52 in the prospectus, the calculation shown to compute the market value adjustment is replaced with the following calculation:

                           [                             ]
                           [(      1 + 0.08   )  60      ]
                  11,664 x [(-----------------)  --    -1] = 1,142.61
                           [(1 + 0.10 + 0.0025)  12      ]
                           [                             ]

      Since the market value adjustment exceeds the amount of excess interest of
               $1,055, the actual market value adjustment is  -$1,055.
                                                              --------

                         Supplement dated June 17, 2002

                                       to

                         PROSPECTUSES dated May 1, 2002

This Supplement is intended to be distributed with prospectuses dated May 1, 2002 for certain variable annuity contracts issued by John Hancock Life Insurance Company. The prospectuses involved bear the title "REVOLUTION ACCESS VARIABLE ANNUITY" or "REVOLUTION VALUE VARIABLE ANNUITY" and are sold through the above-referenced prospectuses in:
                                    New York.

Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to contracts delivered or issued for delivery in New
York:

Unavailable riders - Revolution Access Variable Annuity

     The following optional additional benefit riders are NOT available with the Revolution Access Variable Annuity:

 .   the earnings enhancement death benefit rider described on page 24,

 .   the accumulated value enhancement rider described on page 25, and

 . the guaranteed retirement income benefit rider described on page 26 of the prospectus.

All references to these riders in the Revolution Access Variable Annuity prospectus should be disregarded.

Unavailable riders - Revolution Value Variable Annuity

     The following optional additional benefit riders are NOT available with the Revolution Value Variable Annuity:

 .   the earnings enhancement death benefit rider described on page 27,

 .   the accumulated value enhancement rider described on page 28, and

 . the guaranteed retirement income benefit rider described on page 29 of the prospectus.

All references to these riders in the Revolution Value Variable Annuity prospectus should be disregarded.

Waiver of withdrawal charge rider

     The age in which the waiver of withdrawal charge rider may be obtained differs in New York from that described on page 24 of the Revolution Value Variable Annuity prospectus. Under the rider available in New York, you may not purchase the rider if either of the covered persons is (1) older than 79 years at application or (2) was confined to a nursing home within the past two years. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.

Modified enhanced death benefit rider

     The charge and the benefit for the modified enhanced death benefit rider differs in New York from that described on pages 21 and 23 of the Revolution Access Variable Annuity prospectus and on pages 23 and 26 of the Revolution Value Variable Annuity prospectus. Under the rider available in New York, we will pay an enhanced death benefit (in lieu of the standard death benefit) that is the greater of (i) the highest total value of your contract as of any anniversary of your contract during the rider's measuring period, plus any premium payments you have made since that anniversary, minus any withdrawals you have taken since that anniversary or (ii) the total value of your contract as of the date we receive proof of death. The monthly charge for this rider is 1/12th of an annual percentage equal to 0.15% of your contract's total value. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request. This rider (and related charges) will terminate on the contract's date of maturity, upon your surrendering the contract, or upon your written request that we terminate it.

Right to return

     If you return your contract for any reason within 10 days after you receive it, we will pay you the value of your contract, increased by any charges deducted from your premium payments before allocation to the variable investment options, and with no adjustments for the market value adjustment. If your contract has no value, we will pay you at least the amount we reserved for future liability under the contract.

Revised Guarantee Periods and Market Value Adjustments

       Notification and adjustment of guarantee periods

     We will notify you of the end of a guarantee period at least 45 days prior to its expiration. If you select a guarantee period that extends beyond your contract's date of maturity, your maturity date will automatically be changed to the annuitant's 90th birthday.

       Revised Market Value Adjustment

     The market value adjustment described on page 30 in the Revolution Access Variable Annuity prospectus and page 32 in the Revolution Value Variable Annuity prospectus will NOT apply to death benefits. We will also calculate the MVA under a different formula than the formula shown in Appendix A.

     Here is how the revised Market Value Adjustment works:

-------------------------------------------------------------------------------
 We compare
 . the guaranteed rate of the guarantee period from which the assets are being taken WITH

..    the guaranteed rate we are currently offering for guarantee periods of the same duration as remains on the guarantee period from which the assets are being taken.

If the first rate exceeds the second by more than 1/4%, the market value adjustment produces an increase in your contract's value.

If the first rate does not exceed the second by at least 1/4%, the market value adjustment produces a decrease in your contract's value.
------------------------------------------------------------------

  The factor we will use to compute the revised Market Value Adjustment is expressed by the following formula:

                            (     1 + g    )    n
                            (--------------)   --  - 1
                            (1 + c + 0.0025)   12

   Revisions to Sample Calculations in Appendix A to the prospectus

  In Sample Calculation 1: Positive Adjustment, shown on page 48 in the Revolution Access Variable Annuity prospectus and on page 50 in the Revolution Value Variable Annuity prospectus, the MARKET VALUE ADJUSTMENT is:

                           [                             ]
                           [(     1 + 0.08    )  60      ]
                  11,664 x [(-----------------)  --    -1] = 413.58
                           [(1 + 0.07 + 0.0025)  12      ]
                           [                             ]

  The amount withdrawn or transferred (adjusted for market value adjustment) is:

                            $11,664 + $413.58 = $12,077.58
                                                ----------

  In Sample Calculation 2: Negative Adjustment, shown on page 49 in the Revolution Access Variable Annuity prospectus and on page 51 in the Revolution Value Variable Annuity prospectus, the MARKET VALUE ADJUSTMENT is:

                           [                             ]
                           [(      1 + 0.08   )  60      ]
                  11,664 x [(-----------------)  --    -1] = 652.18
                           [(1 + 0.09 + 0.0025)  12      ]
                           [                             ]

      The amount withdrawn or transferred (adjusted for market value adjustment)
                          is $11,664 - $652.18 = $11,011.82
                                                 ----------

  In Sample Calculation 3: Positive Adjustment Limited by Amount of Excess Interest, beginning on page 49 in the Revolution Value Variable Annuity prospectus and beginning on page 51 in the Revolution Value Variable Annuity prospectus, the MARKET VALUE ADJUSTMENT is:

                           [                             ]
                           [(      1 + 0.08   )  60      ]
                  11,664 x [(-----------------)  --    -1] = 1,605.54
                           [(1 + 0.05 + 0.0025)  12      ]
                           [                             ]

      Since the market value adjustment exceeds the amount of excess interest of
                $1,055, the actual market value adjustment is $1,055.
                                                              -------

     In Sample Calculation 4: Negative Adjustment Limited by Amount of Excess Interest, shown on page 50 in the Revolution Access Variable Annuity prospectus and on page 52 in the Revolution Value Variable Annuity prospectus, the MARKET VALUE ADJUSTMENT is:

                   [                                ]
                   [(     1 + 0.08      )  60       ]
          11,664 x [(-------------------)  --    - 1] = -1,142.61
                   [( 1 + 0.10 + 0.0025 )  12       ]
                   [                                ]

   Since the market value adjustment exceeds the amount of excess interest of
             $1,055, the actual market value adjustment is -$1,055.
                                                            ------